18 Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

18  Intangible assets

	12.31.2019	12.31.2018
Concession agreement - distribution of electricity (18.1)	5,703,686	5,390,063
Generation concession agreements/ authorization (18.2)	582,671	593,852
Concession agreement - piped gas distribution (18.3)	-	3,619
Others (18.4)	46,254	41,563
	6,332,611	6,029,097

18.1    Power distribution service concession

	Intangible asset		Special liabilities		Total
	in service	in progress	in service	in progress
Balance as of January 1, 2018	7,907,965	714,446	(2,845,438)	(26,100)	5,750,873
Transfers to accounts receivable related to concession (Note 11.1)	-	(714,446)	-	26,100	(688,346)
Capitalizations for intangible in service (Note 11.1)	775,701	-	(107,679)	-	668,022
Amortization of quotas - concession (a)	(431,963)	-	130,388	-	(301,575)
Amortization of quotas - PIS/Pasep and Cofins credits	(10,813)	-	-	-	(10,813)
Loss on disposal	(28,098)	-	-	-	(28,098)
Balance as of December 31, 2018	8,212,792	-	(2,822,729)	-	5,390,063
Incorporations (Note 10.1)	2,625	-	(2,550)	-	75
Transfers from contract assets (Note 11.1)	771,844	-	(93,164)	-	678,680
Transfers to investments	(7)	-	-	-	(7)
Transfers to other receivables	(1,520)	-	-	-	(1,520)
Amortization of quotas - concession (a)	(461,370)	-	134,864	-	(326,506)
Amortization of quotas - PIS/Pasep and Cofins credits	(10,740)	-	-	-	(10,740)
Loss on disposal	(26,359)	-	-	-	(26,359)
Balance as of December 31, 2019	8,487,265	-	(2,783,579)	-	5,703,686
(a) Amortization during the concession as of the start of commercial operations of the enterprises or based on the useful life of the assets, of the two the shortest.

In accordance with IFRIC 12 - Service Concession Arrangements, the portion of infrastructure that will be used during concession was recorded in intangible assets, net of special obligations.

The Special Obligations represent the resources related to the financial participation of consumers, the Federal, State and Municipal Governments, destined to investments in projects related to the concession, and are not onerous liabilities or shareholder credits.

18.2    Generation concession agreements

	Concession contract (a)		Concession and
	in service	in progress	authorization rights	Total
Balance as of January 1, 2018	236,443	6,977	375,801	619,221
ANEEL grant - use of public property	-	302	-	302
Business combination	-	-	4,845	4,845
Amortization of quotas - concession and authorization (b)	(17,311)	-	(13,205)	(30,516)
Capitalizations for intangible in service	7,279	(7,279)	-
Balance as of December 31, 2018	226,411	-	367,441	593,852
Business combination effects (Note 1.2)	-	-	20,113	20,113
Amortization of quotas - concession and authorization (b)	(16,944)	-	(14,350)	(31,294)
Balance as of December 31, 2019	209,467	-	373,204	582,671
(a) Includes the balances of use of public asset and hydrological risk renegotiation
(b) Amortization during the concession/authorization as of the start of commercial operations of the enterprises.

18.3    Piped gas distribution service concession

	in service	in progress	Total
Balance as of January 1, 2018	24,417	19,471	43,888
Transfers to accounts receivable related to concession (Note 11.2)	-	(19,471)	(19,471)
Capitalizations for intangible in service (Note 11.2)	2,042	-	2,042
Amortization of quotas - concession	(22,759)	-	(22,759)
Loss on disposal	(81)	-	(81)
Balance as of December 31, 2018	3,619	-	3,619
Transfers from accounts receivable - concessions (Note 10.2)	24,835	-	24,835
Amortization of quotas - concession	(28,454)	-	(28,454)
Balance as of December 31, 2019	-	-	-

18.4    Other intangible assets

	in service	in progress	Total
Balance as of January 1, 2018	22,693	16,149	38,842
Effect of acquisition of control of Costa Oeste and Marumbi	-	37	37
Acquisitions	-	7,589	7,589
Transfers from property, plant and equipment	112	1,979	2,091
Capitalizations for intangible in service	9,448	(9,448)	-
Amortization of quotas (a)	(6,410)	-	(6,410)
Amortization of quotas - PIS/Pasep and Cofins credits	(23)	-	(23)
Loss on disposal	(190)	(373)	(563)
Balance as of December 31, 2018	25,630	15,933	41,563
Acquisitions	-	5,032	5,032
Transfers from property, plant and equipment	(1,471)	10,217	8,746
Capitalizations for intangible in service	16,118	(16,118)	-
Amortization of quotas (a)	(8,646)	-	(8,646)
Amortization of quotas - PIS/Pasep and Cofins credits	(11)	-	(11)
Loss on disposal	-	(430)	(430)
Balance as of December 31, 2019	31,620	14,634	46,254
(a) Annual amortization rate: 20%.